BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued		585,275
Common Stock, shares outstanding		585,275
Class A Common Stock subject to possible redemption
Common Stock, shares outstanding		11,500,000
Common share at redemption value	$ 10.40	$ 10.20
Common Stock, subject to possible redemption	11,500,000	11,500,000
Class A Common Stock Not subject to possible redemption
Common Stock, shares issued	585,275	585,275
Common Stock, shares outstanding	585,275	585,275
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	10,000,000	10,000,000
Common Stock, shares issued	2,875,000	2,875,000
Common Stock, shares outstanding	2,875,000	2,875,000